SHARE-BASED COMPENSATION - Summary of SAR activity (Details) - Share appreciation rights - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period (in shares)	593	674
Grants (in shares)	240	285
Exercises (in shares)	(225)	(203)
Forfeited (in shares)	(57)	(160)
Expired (in shares)	(113)	(3)
Number of units, end of period (in shares)	438	593